Subsequent Events	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of September 30, 2023 through November 14, 2023, the date the condensed interim consolidated financial statements were issued. Based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto, except as follows:

1.	Subsequent to September 30, 2023, the Company paid CAD $386,828 in notes payable to director Brian Tingle in full satisfaction of notes maturing in October 2023.

2.	On October 17, 2023, the Company issued 13,043,490 shares at a price of $0.23 per share in a public offering. The gross proceeds to the Company from this offering are approximately $3,000,000, before deducting the placement agent's fees and other offering expenses payable by the Company.

3.	On October 31, 2023, the Company settled the remaining notes payable to director Brian Tingle and repaid CAD $1,857,532.